Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions and Balances [Abstract]
Schedule of Company’s Relationship With Related Parties	The Company’s relationship with related parties who had transactions with the Company are summarized as follows:
Related party	Relationship to the Company
Yuan Shen	5% Beneficial Owners (refer to Item 7 A. Major shareholders)
Jialin Zhu	Director of Lixin Cayman
Yuebo Zhang	Executive President of the Company
Zhiyong Tang	Chief Executive Officer of the Company
Furuikang Biopharmaceutical Technology (Zhejiang) Co., Ltd (“Furuikang”)	Controlled by Qian Li indirectly, 5% Beneficial Owners (refer to Item 7 A. Major shareholders)
Zhongtan Future New Energy Industry Development (Zhejiang) Co., Ltd. (“Zhongtan Future”)	The Company holds 10% shares of Zhongtan Future.
Zhongxin Future (Hangzhou) Semiconductor Technology Industry Development Co., Ltd. (“Zhongxin”)	The Company holds 22% shares of Zhongxin.
Zhejiang Future New Energy Battery Technology Group Co., Ltd. (“Future New Energy Battery”)	The Company holds 29.88% indirectly of Future New Energy Battery.

Schedule of Industrial Operation Services to Related Party Companies and Those Related Party Transactions	We offer industrial operation services to related party companies and those related party transactions were conducted in the ordinary course of business of the Company
	Year ended December 31,
	2022	2021
	USD	USD
Industrial operation services charged to Zhongtan Future included in revenues	504,714	146,245
Industrial operation services charged to Zhongxin included in revenues	140,199	—
Industrial operation services charged to Future New Energy Battery included in revenues	144,282	—

Schedule of the Remaining Balances with Related Parties are Unsecured, Non-Interest Bearing and Repayable on Normal Credit Terms	The amount due to(from) related parties and operating lease liabilities with related parties are non-trade in nature, unsecured and repayable on agreed schedule. And the remaining balances with related parties are unsecured, non-interest bearing and repayable on normal credit terms.
	Year ended December 31,
	2022	2021
	USD	USD
Accounts receivable
Future New Energy Battery	144,986	—
Zhongtan Future	—	156,922

Unearned income
Zhongtan Future	130,488	—
Zhongxin	217,480	—

Operating lease liabilities
Jialin Zhu	88,035	—

Amount due to related parties
Zhongtan Future	27,271	—
Zhongxin	31,899	—
Yuan Shen	126,371	119,210
Yuebo Zhang	30,000	—
Furuikang	—	3,907

Amount due from related parties
Future New Energy	14	—
Future New Energy Battery	10,266	—
Zhiyong Tang	—	5,941